Covered Assets and Indemnification Asset	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Covered Assets and Indemnification Asset
Covered Assets and Indemnification Asset

6. Covered Assets and Indemnification Asset

        As discussed in Note 2 to the consolidated financial statements, the Bank assumed substantially all of the liabilities, including all of the deposits, and acquired substantially all of the assets of FNB in an FDIC-assisted transaction on September 13, 2013. Pursuant to the loss-share agreements, the FDIC has agreed to reimburse the Bank the following amounts with respect to the covered assets: (i) 80% of losses on the first $240.4 million of losses incurred; (ii) 0% of losses in excess of $240.4 million up to and including $365.7 million of losses incurred; and (iii) 80% of losses in excess of $365.7 million of losses incurred. The Bank has also agreed to reimburse the FDIC for any subsequent recoveries. The loss-share agreements for commercial and single family residential loans are in effect for 5 years and 10 years, respectively, from the Bank Closing Date, and the loss recovery provisions to the FDIC are in effect for 8 years and 10 years, respectively, from the Bank Closing Date. The asset arising from the loss-share agreements, which we refer to as the "FDIC Indemnification Asset," is measured separately from the covered loan portfolio because the agreements are not contractually embedded in the covered loans and are not transferable should the Bank choose to dispose of the covered loans.

        In accordance with the loss-share agreements, the Bank may be required to make a "true-up" payment to the FDIC approximately ten years following the Bank Closing Date if the FDIC's initial estimate of losses on covered assets is greater than the actual realized losses. The "true-up" payment is calculated using a defined formula set forth in the P&A Agreement.

Covered Loans and Allowance for Covered Loan Losses

        Loans acquired in a FDIC-assisted acquisition that are subject to a loss-share agreement are referred to as "covered loans" and reported separately in the consolidated balance sheets. Covered loans are reported exclusive of the cash flow reimbursements that may be received from the FDIC.

        The Bank's portfolio of acquired covered loans had a fair value of $1.1 billion as of the Bank Closing Date, with no carryover of any allowance for loan losses. Acquired covered loans were preliminarily segregated between those considered to be PCI loans and those without credit impairment at acquisition.

        In connection with the FNB Transaction, the Bank acquired loans both with and without evidence of credit quality deterioration since origination. The Company's accounting policies for acquired covered loans, including covered PCI loans, are consistent with that of acquired non-covered loans, as described in Note 5 to the consolidated financial statements. The Company has established under its PCI accounting policy a framework to aggregate certain acquired covered loans into various loan pools based on a minimum of two layers of common risk characteristics for the purpose of determining their respective fair values as of their acquisition dates, and for applying the subsequent recognition and measurement provisions for income accretion and impairment testing.

        The following table presents the carrying value of the covered loans summarized by portfolio segment (in thousands).

	March 31, 2014	December 31, 2013
Commercial and industrial	$52,363	$66,943
Real estate	746,454	787,982
Construction and land development	113,631	151,444
Consumer	—	—

Total covered loans	912,448	1,006,369
Allowance for covered loans	(2,665)	(1,061)

Total covered loans, net of allowance	$909,783	$1,005,308

        The following table presents the carrying value and the outstanding contractual balance of the covered PCI loans (in thousands).

	March 31, 2014	December 31, 2013
Carrying amount	$651,927	$729,156
Outstanding balance	940,972	1,022,514

        Changes in the accretable yield for the covered PCI loans for the three months ended March 31, 2014 were as follows (in thousands).

Balance, beginning of period	$156,548
Additions	—
Increases in expected cash flows	30,710
Transfer of loans to covered OREO	5,261
Accretion	(16,050)

Balance, end of period	$176,469

        The remaining nonaccretable difference for covered PCI loans was $430.0 million and $517.9 million at March 31, 2014 and December 31, 2013, respectively.

        Covered impaired loans are summarized by class in the following tables (in thousands).

March 31, 2014	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance
Commercial and industrial:
Secured	$36,395	$22,110	$132	$22,242	$—
Unsecured	16,577	8,065	903	8,968	883
Real estate:
Secured by commercial properties	505,519	312,653	26,786	339,439	142
Secured by residential properties	281,570	178,389	10,271	188,660	1,548
Construction and land development:
Residential construction loans	6,964	4,262	—	4,262	—
Commercial construction loans and land development	151,107	91,017	—	91,017	—
Consumer	—	—	—	—	—

	$998,132	$616,496	$38,092	$654,588	$2,573

December 31, 2013	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment with Allowance	Total Recorded Investment	Related Allowance
Commercial and industrial:
Secured	$43,957	$28,611	$—	$28,611	$—
Unsecured	16,280	9,008	882	9,890	882
Real estate:
Secured by commercial properties	528,825	365,346	—	365,346	—
Secured by residential properties	289,094	199,581	—	199,581	—
Construction and land development:
Residential construction loans	8,920	5,280	—	5,280	—
Commercial construction loans and land development	183,117	121,363	—	121,363	—
Consumer	—	—	—	—	—

	$1,070,193	$729,189	$882	$730,071	$882

        Average investment in covered impaired loans for the three months ended March 31, 2014 is summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$25,427
Unsecured	9,429
Real estate:
Secured by commercial properties	352,393
Secured by residential properties	194,121
Construction and land development:
Residential construction loans	4,771
Commercial construction loans and land development	106,190
Consumer	—

$692,331

        Covered non-accrual loans, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

	March 31, 2014	December 31, 2013
Commercial and industrial:
Secured	$—	$91
Unsecured	882	882
Real estate:
Secured by commercial properties	10,607	40
Secured by residential properties	670	209
Construction and land development:
Residential construction loans	1,898	575
Commercial construction loans and land development	15	—
Consumer	—	—

	$14,072	$1,797

        At March 31, 2014, covered non-accrual loans included covered PCI loans of $11.4 million for which discount accretion has been suspended because the extent and timing of cash flows from these covered PCI loans can no longer be reasonably estimated.

        Interest income recorded on accruing impaired loans and on non-accrual loans for the three months ended March 31, 2014 was nominal. Except as noted above, covered PCI loans are considered to be performing due to the application of the accretion method. Additionally, no acquired covered performing loans have been modified in a TDR.

        An analysis of the aging of the Bank's covered loan portfolio is shown in the following tables (in thousands).

March 31, 2014	Loans Past Due 30 - 59 Days	Loans Past Due 60 - 89 Days	Loans Past Due 90 Days or More	Total Past Due Loans	Current Loans	PCI Loans	Total Loans	Accruing Loans Past Due 90 Days or More
Commercial and industrial:
Secured	$218	$56	$168	$442	$13,045	$22,242	$35,729	$168
Unsecured	98	71	—	169	7,497	8,968	16,634	—
Real estate:
Secured by commercial properties	356	—	455	811	62,282	339,362	402,455	379
Secured by residential properties	2,190	584	995	3,769	152,240	187,990	343,999	419
Construction and land development:
Residential construction loans	730	858	1,399	2,987	1,850	2,363	7,200	85
Commercial construction loans and land development	43	66	—	109	15,320	91,002	106,431	—
Consumer	—	—	—	—	—	—	—	—

	$3,635	$1,635	$3,017	$8,287	$252,234	$651,927	$912,448	$1,051

December 31, 2013	Loans Past Due 30 - 59 Days	Loans Past Due 60 - 89 Days	Loans Past Due 90 Days or More	Total Past Due Loans	Current Loans	PCI Loans	Total Loans	Accruing Loans Past Due 90 Days or More
Commercial and industrial:
Secured	$3,904	$10	$81	$3,995	$20,918	$28,520	$53,433	$—
Unsecured	10	259	—	269	3,351	9,890	13,510	—
Real estate:
Secured by commercial properties	999	—	40	1,039	63,780	365,306	430,125	—
Secured by residential properties	1,679	678	209	2,566	155,919	199,372	357,857	—
Construction and land development:
Residential construction loans	1,861	—	576	2,437	5,026	4,705	12,168	—
Commercial construction loans and land development	244	20	—	264	17,649	121,363	139,276	—
Consumer	—	—	—	—	—	—	—	—

	$8,697	$967	$906	$10,570	$266,643	$729,156	$1,006,369	$—

        The Bank assigns a risk grade to each of its covered loans in a manner consistent with the existing loan review program and risk grading matrix used for non-covered loans, as described in Note 5 to the consolidated financial statements. The following tables present the internal risk grades of covered loans in the portfolio by class (in thousands).

March 31, 2014	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$13,187	$—	$300	$22,242	$35,729
Unsecured	7,350	—	316	8,968	16,634
Real estate:
Secured by commercial properties	52,598	1,702	8,793	339,362	402,455
Secured by residential properties	150,862	—	5,147	187,990	343,999
Construction and land development:
Residential construction loans	2,853	—	1,984	2,363	7,200
Commercial construction loans and land development	14,926	—	503	91,002	106,431
Consumer	—	—	—	—	—

	$241,776	$1,702	$17,043	$651,927	$912,448

December 31, 2013	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$24,152	$—	$761	$28,520	$53,433
Unsecured	3,040	—	580	9,890	13,510
Real estate:
Secured by commercial properties	59,343	3,310	2,166	365,306	430,125
Secured by residential properties	155,439	—	3,046	199,372	357,857
Construction and land development:
Residential construction loans	6,087	—	1,376	4,705	12,168
Commercial construction loans and land development	17,806	—	107	121,363	139,276
Consumer	—	—	—	—	—

	$265,867	$3,310	$8,036	$729,156	$1,006,369

        The Bank's impairment methodology for the covered loans is consistent with that of non-covered loans as discussed in Note 5 to the consolidated financial statements. To the extent there is experienced or projected credit deterioration on the acquired covered loan pools subsequent to amounts estimated at the previous quarterly recast date and expected cash flows for a loan or pool decreases, an increase in the allowance for loan losses is made through a charge to the provision for loan losses. If expected cash flows for a loan or pool increase, any previously established allowance for loan losses is reversed and any remaining difference increases the accretable yield which will be taken into income over the remaining life of the loan. Additionally, provision for credit losses will be recorded on advances on covered loans subsequent to the acquisition date in a manner consistent with the allowance for non-covered loan losses. These provisions will be partially offset by an increase to the FDIC Indemnification Asset in an amount equal to the FDIC's loss sharing percentage under the loss-share agreements, which is recognized in noninterest income within the consolidated statement of operations.

        Changes in the allowance for covered loan losses for the three months ended March 31, 2014, distributed by portfolio segment, are shown below (in thousands).

	Commercial and Industrial	Real Estate	Construction and Land Development	Consumer	Total
Balance, beginning of period	$1,053	$8	$—	$—	$1,061
Provision charged to operations	(30)	1,732	152	—	1,854
Loans charged off	(91)	(44)	(115)	—	(250)
Recoveries on charged off loans	—	—	—	—	—

Balance, end of period	$932	$1,696	$37	$—	$2,665

        The covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

March 31, 2014	Commercial and Industrial	Real Estate	Construction and Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$1,385	$—	$1,385
Loans collectively evaluated for impairment	21,153	219,102	18,881	—	259,136
PCI Loans	31,210	527,352	93,365	—	651,927

	$52,363	$746,454	$113,631	$—	$912,448

December 31, 2013	Commercial and Industrial	Real Estate	Construction and Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	28,533	223,304	25,376	—	277,213
PCI Loans	38,410	564,678	126,068	—	729,156

	$66,943	$787,982	$151,444	$—	$1,006,369

        The allowance for covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

March 31, 2014	Commercial and Industrial	Real Estate	Construction and Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	49	6	37	—	92
PCI Loans	883	1,690	—	—	2,573

	$932	$1,696	$37	$—	$2,665

December 31, 2013	Commercial and Industrial	Real Estate	Construction and Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	171	8	—	—	179
PCI Loans	882	—	—	—	882

	$1,053	$8	$—	$—	$1,061

Covered Other Real Estate Owned

        A summary of the activity in covered OREO for the three months ended March 31, 2014 is as follows (in thousands).

Balance, beginning of period	$142,833
Additions to covered OREO	23,190
Dispositions of covered OREO	(13,282)
Valuation adjustments in the period	(431)

Balance, end of period	$152,310

FDIC Indemnification Asset

        A summary of the activity in the FDIC Indemnification Asset for the three months ended March 31, 2014 is as follows (in thousands).

Balance, beginning of period	$188,291
FDIC Indemnification Asset accretion (amortization)	1,357
Transfers to due from FDIC and other	(912)

Balance, end of period	$188,736

6. Covered Assets and Indemnification Asset

As discussed in Note 2 to the consolidated financial statements, the Bank assumed substantially all of the liabilities, including all of the deposits, and acquired substantially all of the assets of FNB in an FDIC-assisted transaction on September 13, 2013. As part of the loss-share agreements entered into by the Bank with the FDIC in connection therewith, the Bank and the FDIC agreed to share the losses on loans and OREO covered under the agreements. The asset arising from the loss-share agreements, which we refer to as the “FDIC Indemnification Asset,” is measured separately from the covered loan portfolio because the agreements are not contractually embedded in the covered loans and are not transferable should the Bank choose to dispose of the covered loans.

In accordance with the loss-share agreements, the Bank may be required to make a “true-up” payment to the FDIC, approximately ten years following the Bank Closing Date, if the FDIC’s initial estimate of losses on covered assets is greater than the actual realized losses. The “true-up” payment is calculated using a defined formula set forth in the P&A Agreement.

Covered Loans and Allowance for Covered Loan Losses

Loans acquired in a FDIC-assisted acquisition that are subject to a loss-share agreement are referred to as “covered loans” and reported separately in the consolidated balance sheets. Covered loans are reported exclusive of the cash flow reimbursements that may be received from the FDIC.

Based on purchase date valuations, the Bank’s portfolio of acquired covered loans had a fair value of $1.1 billion as of the Bank Closing Date, with no carryover of any allowance for loan losses. Acquired covered loans were preliminarily segregated between those considered to be PCI loans and those without credit impairment at acquisition.

In connection with the FNB Transaction, the Bank acquired loans both with and without evidence of credit quality deterioration since origination. The Company’s accounting policies for acquired covered loans, including covered PCI loans, are consistent with that of acquired non-covered loans, as described in Note 5 to the consolidated financial statements. The Company has established under its PCI accounting policy a framework to aggregate certain acquired covered loans into various loan pools based on a minimum of two layers of common risk characteristics for the purpose of determining their respective fair values as of their acquisition dates, and for applying the subsequent recognition and measurement provisions for income accretion and impairment testing.

The following table presents the carrying value of the covered loans summarized by portfolio segment at December 31, 2013 (in thousands).

Commercial and industrial	$66,943
Real estate	787,982
Construction and land development	151,444
Consumer	—
Total covered loans	1,006,369
Allowance for covered loans	(1,061)
Total covered loans, net of allowance	$1,005,308

The following table presents the carrying value and the outstanding balance of the covered PCI loans at December 31, 2013 (in thousands).

Carrying amount	$729,156
Outstanding balance	1,022,514

Changes in the accretable yield for the covered PCI loans for the period from September 14, 2013 through December 31, 2013 were as follows (in thousands).

Balance, beginning of year	$—
Additions	167,974
Increases in expected cash flows	3,492
Disposals of loans	4,407
Accretion	(19,325)
Balance, end of year	$156,548

Covered PCI loans at December 31, 2013 are summarized by class in the following table (in thousands). In addition to the covered PCI loans, there were $0.9 million of additional covered impaired loans at December 31, 2013.

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
	Principal Balance	No Allowance	Allowance	Investment	Allowance
Commercial and industrial:
Secured	$43,867	$28,520	$—	$28,520	$—
Unsecured	16,280	9,008	882	9,890	882
Real estate:
Secured by commercial properties	528,785	365,306	—	365,306	—
Secured by residential properties	288,859	199,372	—	199,372	—
Construction and land development:
Residential construction loans	8,341	4,705	—	4,705	—
Commercial construction loans and land development	183,117	121,363	—	121,363	—
Consumer	—	—	—	—	—
	$1,069,249	$728,274	$882	$729,156	$882

Average investment in covered PCI loans for the year ended December 31, 2013 is summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$14,260
Unsecured	4,945
Real estate:
Secured by commercial properties	182,653
Secured by residential properties	99,686
Construction and land development:
Residential construction loans	2,353
Commercial construction loans and land development	60,682
Consumer	—
$364,579

Covered non-accrual loans at December 31, 2013, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$91
Unsecured	882
Real estate:
Secured by commercial properties	40
Secured by residential properties	209
Construction and land development:
Residential construction loans	575
Commercial construction loans and land development	—
Consumer	—
$1,797

Interest income recorded on non-accrual covered loans during 2013 was nominal. All covered PCI loans are considered to be performing due to the application of the accretion method. Additionally, no acquired covered performing loans have been modified in a TDR.

An analysis of the aging of the Bank’s covered loan portfolio at December 31, 2013 is shown in the following table (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$3,904	$10	$81	$3,995	$20,918	$28,520	$53,433	$—
Unsecured	10	259	—	269	3,351	9,890	13,510	—
Real estate:
Secured by commercial properties	999	—	40	1,039	63,780	365,306	430,125	—
Secured by residential properties	1,679	678	209	2,566	155,919	199,372	357,857	—
Construction and land development:
Residential construction loans	1,861	—	576	2,437	5,026	4,705	12,168	—
Commercial construction loans and land development	244	20	—	264	17,649	121,363	139,276	—
Consumer	—	—	—	—	—	—	—	—
	$8,697	$967	$906	$10,570	$266,643	$729,156	$1,006,369	$—

The Bank assigns a risk grade to each of its covered loans in a manner consistent with the existing loan review program and risk grading matrix used for non-covered loans, as described in Note 5 to the consolidated financial statements. The following table presents the internal risk grades of covered loans in the portfolio at December 31, 2013 by class (in thousands).

	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$24,152	$—	$761	$28,520	$53,433
Unsecured	3,040	—	580	9,890	13,510
Real estate:
Secured by commercial properties	59,343	3,310	2,166	365,306	430,125
Secured by residential properties	155,439	—	3,046	199,372	357,857
Construction and land development:
Residential construction loans	6,087	—	1,376	4,705	12,168
Commercial construction loans and land development	17,806	—	107	121,363	139,276
Consumer	—	—	—	—	—
	$265,867	$3,310	$8,036	$729,156	$1,006,369

The Bank’s impairment methodology for the covered loans is consistent with that of non-covered loans as discussed in Note 5 to the consolidated financial statements. To the extent there is experienced or projected credit deterioration on the acquired covered loan pools subsequent to amounts estimated at the previous quarterly recast date, this deterioration will be measured, and a provision for credit losses will be charged to earnings. Additionally, provision for credit losses will be recorded on advances on covered loans subsequent to the acquisition date in a manner consistent with the allowance for non-covered loan losses. These provisions will be partially offset by an increase to the FDIC Indemnification Asset in an amount equal to the FDIC’s loss sharing percentage under the loss-share agreements, which is recognized in noninterest income within the consolidated statement of operations.

Changes in the allowance for covered loan losses for the period from September 14, 2013 through December 31, 2013, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Balance, September 14, 2013	$—	$—	$—	$—	$—
Provision charged to operations	1,057	8	—	—	1,065
Loans charged off	(4)	—	—	—	(4)
Recoveries on charged off loans	—	—	—	—	—
Balance, end of period	$1,053	$8	$—	$—	$1,061

At December 31, 2013, the covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	28,533	223,304	25,376	—	277,213
PCI Loans	38,410	564,678	126,068	—	729,156
	$66,943	$787,982	$151,444	$—	$1,006,369

At December 31, 2013, the allowance for covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	171	8	—	—	179
PCI Loans	882	—	—	—	882
	$1,053	$8	$—	$—	$1,061

Covered Other Real Estate Owned

A summary of the activity in covered OREO for the period from September 14, 2013 through December 31, 2013 is as follows (in thousands).

Balance, September 14, 2013	$135,187
Additions to covered OREO	19,185
Dispositions of covered OREO	(11,539)
Valuation adjustments in the period	—
Balance, end of period	$142,833

FDIC Indemnification Asset

A summary of the activity in the FDIC Indemnification Asset for the period from September 14, 2013 through December 31, 2013 is as follows (in thousands).

Balance, September 14, 2013	$185,680
FDIC Indemnification Asset accretion (amortization)	1,699
Transfers to due from FDIC and other	912
Balance, end of period	$188,291